DETAILS OF CASH FLOWS - Changes in working capital balances (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DETAILS OF CASH FLOWS
Accounts receivable	CAD (1,191)	CAD 2,723
Prepaid expenses and other	(362)	333
Accounts payable and accrued liabilities	(4,681)	(2,448)
Deferred revenue	(1,411)	(1,376)
Restricted cash	48	727
Changes in working capital balances	CAD (7,597)	CAD (41)